UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to _________
Date of Report (Date of earliest event reported)
Commission File Number of securitizer:
Central Index Key Number of securitizer:
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga 1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga 1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga 1(c)(2)(ii) ☐
☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of securitizer: 0001541356

MVW 2025-2 LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable
James H Hunter, IV, Executive Vice President and General Counsel (407) 513-6896
Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated October 28, 2025, obtained by the securitizer, with respect to certain agreed-upon procedures performed by Ernst & Young LLP. Attached as Exhibit 99.2 hereto is a Report, dated October 23, 2025, obtained by the securitizer, with respect to certain procedures performed by Computershare Trust Company, National Association, as custodian.
Exhibit Index

Exhibit No.	Description
99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated October 28, 2025
99.2	Report of Custodian, dated October 23, 2025
______________________________________________________________________________
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: October 29, 2025

MARRIOTT OWNERSHIP RESORTS, INC. (Securitizer)
By:	/s/ Joseph J. Bramuchi
Name: Joseph J. Bramuchi
Title: Vice President